Selling Expenses	12 Months Ended
Dec. 31, 2020
Selling Expenses [Abstract]
SELLING EXPENSES
15.	SELLING EXPENSES

The Company’s selling expenses consist of the followings:

	Year ended December 31,
	2020	2019	2018
Salaries and social welfare	$58,915	$761,774	$1,765,019
Travelling expenses	1,256	34,244	170,931
Service fee	-	12,369	41,437
Advertising & promotion	27,908	19,811	56,259
Entertainment fee	3,377	4,848	42,656
Office expense	-	-	1,960
Others	364	2,224	4,567
Total Selling expenses	$91,820	$835,270	$2,082,829